Significant Components of Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred revenue	$ 119,270	$ 136,628
Stock-based compensation	762	647
Depreciation	695	433
Other	973	859
Subtotal	121,700	138,567
Less: Valuation allowance	$ (121,700)	(120,765)
Net deferred tax asset		$ 17,802